Basis of preparation of consolidated financial statements and material accounting policy information - Warrant Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policies [Line Items]
Liabilities	$ 49,707	$ 42,229
Total | Level 3
Material Accounting Policies [Line Items]
Liabilities	$ 19,652	$ 0